NONVESTED SHARES - Share-based Compensation Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based compensation expenses
Share-based compensation expense	$ 92	$ 345	$ 415
Selling and marketing
Share-based compensation expenses
Share-based compensation expense	20	89	34
General and administrative
Share-based compensation expenses
Share-based compensation expense	$ 72	$ 256	$ 381